Land Use Rights - Land Use Rights, Net (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2014	May 31, 2013
Real Estate [Abstract]
Land use rights	$ 5,004	$ 5,023
Less: accumulated amortization	(972)	(855)
Exchange differences	312	374
Land use rights, net	$ 4,344	$ 4,542